    As filed with the Securities and Exchange Commission on October 16, 1997
                        File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29                                              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 31                                                             [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Martin E. Lybecker, Esq.           Frances Cole, Esq.
Ropes & Gray                       Charles Schwab Investment Management, Inc.
1301 K Street, NW, Suite 800 East  101 Montgomery Street
Washington, D.C.  20005            San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

         /   / Immediately upon filing pursuant to paragraph (b)

         / X / On October 20, 1997 pursuant to paragraph (b)

         /   / 60 days after filing pursuant to paragraph (a)(1)

         /   / On (date) pursuant to paragraph (a)(1)

         /   / 75 days after filing pursuant to paragraph (a)(2)

         /   / On (date) pursuant to paragraph (a)(2) of Rule 485 if
               appropriate, check the following box:

         /   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

      DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on February 19, 1997.

                              CROSS REFERENCE SHEET

                                   PROSPECTUS

                      Schwab Government Cash Reserves Fund

PART A ITEM                                            PROSPECTUS CAPTION
1.   Cover Page                                        Cover Page

2.   Synopsis                                          Key Features; Expenses;

3.   Condensed Financial Information                   Not applicable


4.   General Description of Registrant                 Organization & Management; Investment Objective,
                                                       Policies & Risks


5.   Management of the Fund                            Organization & Management

5A.  Management's Discussion of Fund Performance       Not applicable

6.   Capital Stock and Other Securities                Organization & Management; Investing in Shares

7.   Purchase of Securities Being Offered              Investing in Shares

8.   Redemption or Repurchase                          Investing in Shares

9.   Pending Legal Proceedings                         Not applicable

                                TABLE OF CONTENTS

                                 PAGE
                                 ----
Key Features....................    2
Expenses........................    3
Performance.....................    4
Organization &  Management......    5
Investment Objective, Policies &
  Risks.........................    6
Investing in Shares.............    8




The Prospectus provides concise information that you should know before investing. Retain it for future reference.


The Statement of Additional Information (SAI), dated October 20, 1997, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 800-435-4000 (800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, California 94104.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                SCHWAB GOVERNMENT
                                  CASH RESERVES

                                   PROSPECTUS
                                OCTOBER 20, 1997

SCHWAB GOVERNMENT CASH RESERVES (the Fund) is a money market fund which seeks to provide current income consistent with liquidity and stability of capital by investing in U. S. Government securities.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE (NAV) OF $1.00.

KEY FEATURES

MATCHING THE FUND TO YOUR INVESTMENT NEEDS: The Fund seeks income while preserving the value of your investment, and, therefore, may be appropriate for a variety of investment programs, which can be long-term or short-term in nature. However, investment in the Fund is not a substitute for building an investment portfolio tailored to your specific investment needs and risk tolerance.


SWEEP FEATURE: The Fund provides automatic investment ("sweep") of the cash balance in your SchwabOne Plus Account. Also, shares of the Fund will be automatically redeemed to cover any negative cash balance in your SchwabOne Plus Account. The Fund is suitable for investors who wish to have the cash balance in their SchwabOne Plus Account invested automatically and in a money market fund that provides safety by investing in U. S. Government securities.


GOAL: The Fund seeks to provide current income, while maintaining a stable share price of $1.00. There is no guarantee that the Fund will achieve its goal.

STRATEGY: The Fund invests in U. S. Government securities. U.S. Government securities, while considered among the safest securities, are subject to risks associated with interest rate changes, which may affect yield.


MANAGEMENT: Charles Schwab Investment Management, Inc. (the Investment Manager) currently provides investment management services to the SchwabFunds(R), a family of 30 mutual funds with over $53 billion in assets as of September 30, 1997.



SHAREHOLDER SERVICE: Charles Schwab & Co., Inc. (Schwab) provides professional representatives 24 hours a day at 800-435-4000 to service your accounts. Schwab was established in 1971 and is one of America's largest brokerage firms. Schwab helps over 4.4 million customers make investment decisions by offering them low cost brokerage services and providing them with financial products and information. Visit one of Schwab's 256 branch offices or Schwab's World Wide Web site (http://www.schwab.com) for information on investment products and services. Read the "Investing in Shares" section of the prospectus for information on "How to Buy Shares" and "How to Sell Shares" shares of the Fund.

EXPENSES



ANNUAL OPERATING EXPENSES are paid by the Fund. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the price of the Fund's shares and into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.

The following figures are based on estimated expenses and are stated as a percentage of average daily net assets of the Fund.


Management fee (after reduction)          0.07%


12b-1 fee                                 NONE

Other expenses (after reduction)          0.88%
                                          ----


TOTAL OPERATING EXPENSES
(AFTER REDUCTION)                         0.95%


EXAMPLE. If the Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.


            1YEAR        3 YEARS
            -----        -------

             $ 10        $ 30


THE EXPENSE TABLE AND EXAMPLE ABOVE ARE SUPPOSED TO HELP YOU UNDERSTAND THE COSTS OF OWNING SHARES IN THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to limit, or reimburse the Fund, if necessary, total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of the Fund's average daily net assets. If this guarantee were not in effect, the management fee, other expenses and total operating expenses would be estimated to be 0.46%, 0.88% and 1.34% of average daily net assets, respectively. Read the "Organization and Management" section of the prospectus for more information on expenses.

PERFORMANCE

Typically, money market funds report performance in terms of total return or yield.

TOTAL RETURN is the actual annual return of an investment assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned on an investment over a seven-day period, annualizes it and expresses that income as a percentage of the original investment.

An effective yield is calculated similarly but income earned is assumed to be reinvested. As a result of this compounding effect, effective yields are generally higher. Because money market funds seek to maintain a stable share price of $1.00, seven-day yields are the most common method of measuring performance.

ORGANIZATION & MANAGEMENT



THE FUND IS A DIVERSIFIED MUTUAL FUND. The Fund is a series The Charles Schwab Family of Funds (the Trust).


THE FUND IS OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.

THE FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUND IS MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Fund's day-to-day business affairs, including picking the Fund's investments; although the Investment Manager is subject to the overall authority of the Board of Trustees.


For the services performed under its contract with the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.41% of such assets over $1 billion but not in excess of $2 billion and 0.40% of such assets over $2 billion.



SCHWAB IS THE FUND'S SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Fund's prospectuses, financial reports and other informational literature about the Fund. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds and services.



For the services performed as transfer agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund. The fee is payable monthly in the amount of 0.25% of the Fund's average daily net assets. For the services performed as shareholder services agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of the Fund.



THE FUND PAYS OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include audit and custodian fees, as well as the costs of accounting and registration of the Fund. Expenses not directly attributable to a particular Fund will be allocated equitably among the Funds in the Trust. These expenses also may cover fees paid to entities that provide transaction services to the Fund, including checking, Automated Clearing House and Automatic Teller Machine.


The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVE, POLICIES & RISKS


INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income consistent with liquidity and stability of capital.


The Fund's investment objective may be changed only by vote of a majority of the Fund's shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.


INVESTMENT STRATEGY & RISKS


The Fund intends to achieve its objective by investing exclusively in U.S. Government securities and repurchase agreements for these securities. The Fund also may engage in reverse repurchase agreements.


The Fund seeks to maintain a stable share price of $1.00, although there is no guarantee that the Fund will be able to continue to do so. The Fund follows regulations set forth by the SEC which dictate the quality, maturity and diversification of the Fund's investments. These requirements are designed to help the Fund maintain a stable share price of $1.00. The Fund may purchase only high-quality, short-term securities which the Investment Manager believes present minimal credit risk. In general, the longer the maturity, the more sensitive the security will be to interest rate changes. While these securities, as well as securities with more credit risk, may provide higher yields, they also pose more risk for losses to the Fund and possible changes in share price.

The Fund earns income at current money market rates and its yield will fluctuate from day-to-day. The Fund emphasizes capital preservation, so it will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.


Please remember that the Fund is not insured or guaranteed by the U.S.
Government.



PRINCIPLE SECURITIES AND INVESTMENT TECHNIQUES



The different types of securities in which the Fund may invest are described below.



U.S. GOVERNMENT SECURITIES are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government Securities are among the safest securities, but they are still sensitive to interest rate changes which will cause their yields to fluctuate.


VARIABLE AND FLOATING RATE SECURITIES pay an interest rate which is adjusted either at specific intervals or periodically or floats continuously according to a formula or benchmark. These structures are intended for minimizing fluctuations in values that occur when interest rates rise and fall.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

REPURCHASE AGREEMENTS involve the Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

REVERSE REPURCHASE AGREEMENTS involve the Fund selling securities held in its portfolio and simultaneously agreeing to buy them back at an agreed-upon price and time. There are risks that the securities will change in value during this period, which may cause losses to the Fund, and the costs of buying the securities back could affect the Fund's yield.

PUTS are agreements which allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the Fund buys a put, losses could occur as a result of the cost of the put or if the put provider does not perform as agreed. Losses could result to the Fund (as a put provider), if the buyer exercises its rights under the put.


ILLIQUID SECURITIES are securities which are not actively traded or are subject to legal restrictions and therefore, may be difficult to sell quickly or without losses.


Restriction: The fund will not invest more than 10% of its net assets in illiquid securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased but are to be delivered to the buyer at a later, specified date, price and yield. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered and, thus, their value could change.


The Fund also employs the policies described below.


DIVERSIFICATION involves investing in a wide range of securities, and thereby, spreading and reducing the risks of investment.




BORROWING money is a form of leveraging if the Fund continues to make investments while borrowings remain outstanding. Borrowing subjects the Fund to interest costs which may exceed the interest received on the securities purchased with the borrowed funds. The Fund may borrow from banks or engage in reverse repurchase agreements, and may make additional investments while borrowings are outstanding.



Restriction: The Fund may borrow up to 33 1/3% of its total assets.


LENDING securities or money may earn the Fund income, but could result in losses to the Fund, and possibly affect the share price.

INVESTING IN SHARES

BUSINESS DAYS


The Fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets closes early, such as days in advance of holidays, the Fund reserves the right to advance the time by which purchase and redemption orders must be received on that day.


NET ASSET VALUE

The price of each share of the Fund is its NAV. NAV is determined each business day, first at 10:00 a.m. Eastern time, then again at the close of the NYSE, generally 4:00 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.

Investment holdings are valued on the basis of amortized cost, which means that the Fund's securities are valued at cost plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds which seek to maintain a stable share price and most money market funds use this method to calculate NAV.


MINIMUM INVESTMENTS



The Fund requires a minimum initial investment, subsequent investments and minimum balance of $1.


HOW TO BUY SHARES


Shares may be purchased only through a SchwabOne Plus Account. The SchwabOne Plus Account application and agreement contain more information on how the sweep feature works, but basically it is activated by a negative or positive cash balance in your SchwabOne Plus Account. If your SchwabOne Plus Account has a positive cash balance, the sweep feature will automatically purchase shares at the NAV next determined.


HOW TO SELL SHARES


If your SchwabOne Plus Account has a negative cash balance, the sweep feature will automatically sell shares at the next NAV determined.



OPENING A SCHWABONE PLUS ACCOUNT



Investors may open a SchwabOne Plus Account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.



Using a SchwabOne Plus Account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides insurance protection of up to $500,000 for the securities held in a SchwabOne Plus Account, including shares of the Fund. It is important to remember that SIPC insurance does not protect against losses due to market or economic conditions.



SchwabOne Plus Accounts require a $20,000 minimum investment. A fee of $5 will be charged to SchwabOne Plus Accounts that fall below this minimum at the end of the month. The fee, if applicable, will be charged at the end of each month, but will be waived if there have been at least two commissionable trades within the previous twelve months.



DEPOSITS TO YOUR SCHWABONE PLUS ACCOUNTS MAY BE MADE BY CHECK, WIRE AND OTHER FORMS OF ELECTRONIC FUNDS TRANSFER. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.



-        BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for
         TDD users).


-        BY MAIL. Write to the Fund at 101 Montgomery Street, San Francisco, CA
         94104.


- ELECTRONICALLY. For more information about StreetSmart(R), The Equalizer(R) and Telebroker(R), call 1-800-435-4000.


Please provide the following information:


-        your name and SchwabOne Plus Account number;


-        the dollar amount you would like to deposit; and

-        for initial opening only, one of the two distribution choices below.

         - AUTOMATIC REINVESTMENT. Dividends will be reinvested in shares of the Fund. If you do not choose an option, this option will be assigned to you; or


         - CASH OPTION. Dividends will be paid to your SchwabOne Plus Account and, if requested, mailed to you the next business day.


Monies received by Schwab before 4:00 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4:00 p.m. Eastern time will be available for investment the next business day.

PLEASE NOTE THE FOLLOWING CONDITIONS:


- you may request Schwab issue a check on your behalf from your SchwabOne Plus Account which may be mailed to you at your request;



- when you deposit a check in your SchwabOne Plus Account, it may take up to 15 days to clear;


- the Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab Account.

DIVIDENDS & TAXES


Each business day the Fund's net investment income is determined at the close of the NYSE as a dividend to shareholders of record as of the previous NAV calculation. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.



The following is only a brief summary of some of the federal and state income tax consequences that may affect the Fund and its shareholders. Unless your investment in the Fund is through a retirement account, you should consider the tax implications of investing, and consult with your tax adviser.



To the extent the Fund distributes its net investment income and capital gains, if any, to shareholders each year, the Fund will pay no federal income tax. However, all distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local taxes. Note that most states grant tax-exempt status to distributions paid to shareholders from interest income derived from U.S. Government securities. Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.



Shareholders receive a record of all distributions by the Fund, as well as purchases and sales made, via their monthly SchwabOne Plus Account statement. Each year, the Fund notifies shareholders of all distributions made by the Fund that year, including the percentage of dividends paid that may qualify for tax-exempt status.


GENERAL INFORMATION

As long as the Fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience. These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;

- providing written confirmation of telephone orders; and tape recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Fund.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.



The Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.

                              CROSS REFERENCE SHEET
                       STATEMENT OF ADDITIONAL INFORMATION
                      Schwab Government Cash Reserves Fund

PART B                                     STATEMENT OF ADDITIONAL INFORMATION
ITEM                                       CAPTION
----                                       -------
10. Cover Page                             Cover Page

11. Table of Contents                      Cover Page

12. General Information and History        General Information

13. Investment Objectives and Policies     Investment Policies and Restrictions

14. Management of the Fund                 Management of the Trust

15. Control Persons and Principal
Holders of Securities                      General Information

16. Investment Advisory and Other
Services                                   Management of the Trust

17. Brokerage Allocation and Other
Practices                                  Portfolio Transactions and Turnover

18. Capital Stock and Other Securities     General Information

19. Purchase, Redemption and
Pricing of Securities Being Offered        Share Price Calculation; Purchase and
                                           Redemption of Shares

20. Tax Status                             Distributions and Taxes

21. Underwriters                           Management of the Trust

22. Calculation of Performance Data        How the Fund Reports Performance

23. Financial Statements                   Not applicable

                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                         SCHWAB GOVERNMENT CASH RESERVES

                                OCTOBER 20, 1997

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated October 20, 1997 (and as may be amended from time to time) for Schwab Government Cash Reserves (the "Fund").


      To obtain a copy of the Prospectus, call 800-435-4000 (800-345-2550 for TDD Users), or write to 101 Montgomery Street, San Francisco, California 94104.


                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

INVESTMENT POLICIES AND RESTRICTIONS.........................................2
MANAGEMENT OF THE TRUST......................................................5
PORTFOLIO TRANSACTIONS AND TURNOVER.........................................10
DISTRIBUTIONS AND TAXES.....................................................11
SHARE PRICE CALCULATION.....................................................13
HOW THE FUND REPORTS PERFORMANCE............................................13
GENERAL INFORMATION.........................................................14
PURCHASE AND REDEMPTION OF SHARES...........................................16
OTHER INFORMATION...........................................................16

                      INVESTMENT POLICIES AND RESTRICTIONS

      THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS ARE FUNDAMENTAL AND MAY BE CHANGED ONLY BY APPROVAL OF A MAJORITY OF THE FUND'S SHAREHOLDERS. ALL OTHER INVESTMENT POLICIES AND RESTRICTIONS CONTAINED IN THE SAI ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE.

THE FUND MAY NOT:

(1) purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company may not purchase securities (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.

Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may only make loans if expressly permitted by its investment policies.


Concentration. The 1940 Act presently defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions. This means that the Fund currently may not purchase securities of any issuer, if, as a result, 25% or more (other than obligations of, or guaranteed by the U.S. Government its agencies or instrumentalities) of its total assets would be invested in the securities of an issuer from a single industry or group of industries.


      THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.

THE FUND MAY NOT:

(a) purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government securities or securities subject to an unconditional demand feature by a controlled person) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(b) purchase securities of any issuer if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier securities of such issuer.

(c) purchase securities of any issuer if, as a result, more than 5% of its total assets would be invested in second tier securities of any issuer.

(d) purchase securities of other investment companies, except as permitted by the 1940 Act.

(e) borrow money except that the Fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(f) purchase of any issuer, securities if, as a result, more than 25% (other than obligations of, or guaranteed by the U.S. Government its agencies or instrumentalities) of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(g) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(h) purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(i) sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(j) purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and Charles Schwab Investment Management, Inc., the Investment Manager, are as follows:

                           POSITION WITH
                           -------------
NAME/DATE OF BIRTH         THE TRUST         PRINCIPAL OCCUPATION
------------------         ---------         --------------------
CHARLES R. SCHWAB*         Chairman and      Chairman, Chief Executive
July 29, 1937              Trustee           Officer and Director, The
                                             Charles Schwab Corporation;
                                             Chairman and Director, Charles
                                             Schwab & Co., Inc. and Charles
                                             Schwab Investment Management, Inc.;
                                             Chairman and Director, The Charles
                                             Schwab Trust Company; Chairman and
                                             Director (current board positions),
                                             and Chairman (officer position)
                                             until December 1995, Mayer &
                                             Schweitzer, Inc. (a securities
                                             brokerage subsidiary of The Charles
                                             Schwab Corporation); Director, The
                                             Gap, Inc. (a clothing retailer),
                                             Transamerica Corporation (a
                                             financial services organization),
                                             AirTouch Communications (a
                                             telecommunications company) and
                                             Siebel Systems (a software
                                             company).


TIMOTHY F. McCARTHY*       President and     President and Chief Operating
September 19, 1951         Trustee           Officer, Charles Schwab & Co.,
                                             Inc.; Executive Vice President
                                             President, Financial Products and
                                             International Group, the Charles
                                             Schwab Corporation; Chief Executive
                                             Officer, Charles Schwab Investment
                                             Management, Inc.; Vice Chairman and
                                             Chief Operating Officer, Charles
                                             Schwab Limited; Director, Mayer &
                                             Schweitzer. From 1994 to 1995, Mr.
                                             McCarthy was Chief Executive
                                             Officer, Jardine Fleming Unit
                                             Trusts Ltd.; Executive Director,
                                             Jardine Fleming Holdings Ltd.,
                                             Chairman, Jardine Fleming Taiwan
                                             Securities Ltd., and Director of JF
                                             India and Fleming Flagship, Europe.
                                             Prior to 1994, he was President of
                                             Fidelity Investments Advisor Group,
                                             a division of Fidelity Investments
                                             in Boston.

DONALD F. DORWARD          Trustee           Executive Vice President and
September 23, 1931                           Managing Director, Grey
                                             Advertising.  From 1990 to 1996,
                                             Mr. Dorward was President and
                                             Chief Executive Officer, Dorward
                                             & Associates.  Dorward &
                                             Associates is an advertising and
                                             marketing/consulting firm.

ROBERT G. HOLMES           Trustee           Chairman, Chief Executive
May 15, 1931                                 Officer and Director, Semloh
                                             Financial, Inc.  Semloh
                                             Financial is an international
                                             financial services and
                                             investment advisory firm.

DONALD R. STEPHENS         Trustee           Managing Partner, D.R. Stephens
June 28, 1938                                & Co. (investment banking).
                                             Prior to 1995, Mr. Stephens was
                                             Chairman and Chief Executive
                                             Officer of North American Trust (a
                                             real estate investment trust).
                                             Prior to 1992, Mr. Stephens was
                                             Chairman and Chief Executive
                                             Officer of the Bank of San
                                             Francisco.

MICHAEL W. WILSEY          Trustee           Chairman, Chief Executive
August 18, 1943                              Officer and Director, Wilsey
                                             Bennett, Inc. (truck and air
                                             transportation, real estate
                                             investment and management, and
                                             investments).

TAI-CHIN TUNG              Treasurer and     Vice President - Finance,
March 7, 1951              Principal         Charles Schwab & Co., Inc.;
                           Financial Officer Controller, Charles Schwab
                                             Investment Management, Inc.
                                             From 1994 to 1996, Ms. Tung was
                                             Controller for Robertson
                                             Stephens Investment Management,
                                             Inc.  From 1993 to 1994, she was
                                             Vice President of Fund
                                             Accounting, Capital Research and
                                             Management Co.  Prior to 1993,
                                             Ms. Tung was Senior Vice
                                             President of the Sierra Funds
                                             and Chief Operating Officer of
                                             Great Western Financial
                                             Securities.

WILLIAM J. KLIPP*          Executive Vice    Executive Vice President,
December 9, 1955           President, Chief  SchwabFunds(R), Charles Schwab &
                           Operating         Co., Inc.; President and Chief
                           Officer and       Operating Officer, Charles
                           Trustee           Schwab Investment Management,
                                             Inc. Prior to 1993, Mr. Klipp
                                             was Treasurer of Charles Schwab
                                             & Co., Inc. and Mayer &
                                             Schweitzer, Inc.

STEPHEN B. WARD            Senior Vice       Senior Vice President and Chief
April 5, 1955              President and     Investment Officer, Charles
                           Chief Investment  Schwab Investment Management,
                           Officer           Inc.


FRANCES COLE               Secretary         Senior Vice President, Chief
September 9, 1955                            Counsel, Chief Compliance
                                             Officer and Assistant Corporate
                                             Secretary, Charles Schwab
                                             Investment Management, Inc.


DAVID H. LUI               Assistant         Vice President and Senior
October 14, 1960           Secretary         Counsel, Charles Schwab
                                             Investment Management, Inc.
                                             From 1991 to 1992, he was
                                             Assistant Secretary for the
                                             Franklin Group of Mutual Funds
                                             and Assistant Corporate Counsel
                                             for Franklin Resources, Inc.




KAREN L. SEAMAN            Assistant         Corporate Counsel, Charles
February 27, 1968          Secretary         Schwab Investment Management,
                                             Inc.  From October 1994 to July
                                             1996, she was an Attorney for
                                             Franklin Resources, Inc.  Prior
                                             to 1994, Ms. Seaman was an
                                             Attorney for The Benham Group.


MATTHEW O'TOOLE            Assistant         Corporate Counsel, Charles
September 26, 1964         Secretary         Schwab Investment Management,
                                             Inc.  From November 1995 to
                                             April 1997, Mr. O'Toole was
                                             Assistant General Counsel for
                                             Chancellor LGT Asset Management,
                                             Inc.  Prior thereto, Mr. O'Toole
                                             was Senior Counsel at the U.S.
                                             Securities and Exchange
                                             Commission in Washington, D.C.


Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

--------
* This Trustee is an "interested person" of the Trust.

                              COMPENSATION TABLE 1

                                                 Pension or
                                                 Retirement           Estimated Annual
                                                 Benefits Accrued     Benefits Upon       Total
                              Aggregate          as Part of Fund      Retirement from     Compensation
Name of Person,               Compensation       Expenses from the    the Fund            from the Fund
Position                      from the Trust     Fund Complex 2       Complex 2           Complex 2
--------                      --------------     ---------------      ----------          ----------
Charles R. Schwab,                        0                 N/A               N/A                   0
Chairman and Trustee

Timothy F. McCarthy,                      0                 N/A               N/A                   0
President and Trustee

William J. Klipp,                         0                 N/A               N/A                   0
Executive Vice
President, Chief
Operating Officer and
Trustee

Donald F. Dorward,                  $47,100                 N/A               N/A             $83,950
Trustee

Robert G. Holmes,                   $47,100                 N/A               N/A             $83,950
Trustee

Donald R. Stephens,                 $47,100                 N/A               N/A             $83,950
Trustee

Michael W. Wilsey,                  $47,100                 N/A               N/A             $83,950
Trustee

      1     Figures are for the Trust's fiscal year ended December 31, 1996.

      2 "Fund Complex" comprises all 29 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.


                       TRUSTEE DEFERRED COMPENSATION PLAN

      Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

      As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

      Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account, as of any date, will be equal to the value the Account would have had as of that date, if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

      Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the

Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds.

                               INVESTMENT MANAGER


      The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 30 mutual funds with over $53 billion in assets as of September 30, 1997. The Investment Manager is an affiliate of Schwab; the Trust's distributor and the shareholder services and transfer agent.


      The Advisory Agreement will continue in effect for one-year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority of the Fund's shareholders. In either event, the continuance also must be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the Fund's shareholders and will terminate automatically upon assignment.

      Pursuant to the Advisory Agreement, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.41% of such assets over $1 billion but not in excess of $2 billion and 0.40% of such assets over $2 billion.

      The Investment Manager and Schwab have voluntarily agreed to limit, or reimburse, if necessary, the Fund's total operating expenses to 0.95% of its average daily net assets.

                                    EXPENSES

      The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value per share (NAV); registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

      Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Fund's shares. The Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

      PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

      PFPC, Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

      The Trust's independent accountants audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

      Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.

      The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

      When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

      The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

      Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

      The investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for the Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

      Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS

      On each day that the NAV of the Fund is determined ("Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of NAV prior to the declaration. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full shares of the Fund at the NAV on the 15th day of each month, if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks will normally be mailed on the Business Day following the reinvestment date. The Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

      The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the NAV of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.

                              FEDERAL INCOME TAXES

      It is the Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.


      In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in certain hedging transactions and may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exception), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.


      If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

      Any distributions declared by the Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

      The Fund does not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

      The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to their qualification as regulated investment companies.

      The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

      The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

                             SHARE PRICE CALCULATION

      The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the NAV calculated by reference to market values and the Fund's NAV of $1.00, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

      If the Fund's NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the NAV at $1.00.

                        HOW THE FUND REPORTS PERFORMANCE

      The historical performance of the Fund may be shown in the form of total return, yield and effective yield. These measures of performance are described below.

                                  TOTAL RETURN

      Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at NAV on applicable reinvestment dates.

      Nonstandardized Total Return. Nonstandardized total return for the Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

      In addition, an after-tax total return for the Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

      The Fund may also report the percentage of the Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

      The Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

                                      YIELD

      The Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

      A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                               GENERAL INFORMATION


The Trust is an open-end investment management company organized as a Massachusetts business trust on October 20, 1989. Currently, there are ten funds of the Trust: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund, Schwab New York Municipal Money Fund, and Schwab California Municipal Money Fund and Schwab Government Cash Reserves. The Declaration of Trust permits the Trustees to create additional funds. There is a remote possibility that one fund might become liable for a misstatement in the prospectus or SAI about another fund. The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees, if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.


      Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

      Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

      The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

      Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

      For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


      As of October 1, 1997, no person owns of record directly or beneficially 5% of the Fund's shares.



      In addition, as of October 1, 1997 the officers and Trustees of the Trust, as a group, owned less than 1% of each Fund's outstanding voting securities.

                       PURCHASE AND REDEMPTION OF SHARES

      The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

      The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

      Certain portions of the Registration Statement have been omitted from the Prospectus and the SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectus or SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and SAI form a part, each such statement being qualified in all respects by such reference.

      THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                                     PART C

                                OTHER INFORMATION


                                OCTOBER 20, 1997


                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 24.                      Financial Statements and Exhibits.

     (a)   Financial Statements:

      (1) Financial statements and financial highlights included in the Annual Report for Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.

      (2) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares and Schwab New York Municipal Money Fund Value Advantage Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (3) Financial statements and financial highlights included in the Annual Report for Schwab New York Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (4) Financial statements and financial highlights included in the Annual Report for Schwab California Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (5) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (6) Financial statements and financial highlights included in the Annual Report for Schwab Value Advantage Money Fund - Investor Shares (formerly known as Schwab Value Advantage Money Fund) for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (7) Financial statements and financial highlights included in the Annual Report for Schwab Retirement Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

      (8) Financial statements and financial highlights included in the Annual Report for Schwab Institutional Advantage Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Exhibits:

    (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

    (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

    (3)     Inapplicable.

    (4)      (a)    Article III, Sections 4 and 5; Article IV, Section 1;
                    Article V; Article VI, Section 2; Article VIII, Section 4;
                    and Article IX, Sections 1, 4 and 7 of the Agreement and
                    Declaration of Trust are incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 19 to
                    Registrant's Registration Statement on Form N-1A, filed on
                    June 6, 1995.

             (b) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.


    (5)      (a)    Investment Advisory and Administration Agreement between
                    Registrant and Charles Schwab Investment Management, Inc.
                    (the "Investment Manager") with respect to Schwab Money
                    Market Fund, Schwab Government Money Fund and Schwab
                    Municipal Money Fund, dated May 1, 1997, is filed herein as
                    Exhibit 5(a).


             (b) Schedule A to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 27.

             (c) Schedule B to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 27.


             (d) Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund and Schwab Government Cash Reserves Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.



             (e) Form of Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund and Schwab Government Cash Reserves Fund dated June 15, 1994, was electronically filed herein by reference to Exhibit (5)(e) to Post-Effective Amendment No. 28.



             (f) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund and Schwab Government Cash Reserves Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) to Post-Effective Amendment No. 27.



             (g) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund and Schwab Government Cash Reserves Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(g) to Post-Effective Amendment No. 27.



             (h) Form of Schedule D, amended [ , 1997] to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), New York Municipal Money Fund and Schwab Government Cash Reserves Fund dated June 15, 1994 was electronically filed and is incorporated herein by reference to Exhibit (5)(h) to Post-Effective Amendment No. 28.


    (6)      (a)    Distribution Agreement between Registrant and Charles Schwab
                    & Co., Inc. ("Schwab"), dated June 15, 1994, is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment
                    No. 13 to Registrant's Registration Statement on Form N-1A, filed on June 29, 1995.


             (b) Form of Amended Schedule to the Distribution Agreement between Registrant and Schwab referred to at Exhibit (6)(a) above was electronically filed and is incorporated herein by reference to Exhibit (6)(b) to Post-Effective Amendment No. 28.


    (7)             Inapplicable.

    (8)      (a)    Accounting Services Agreement between Registrant and PFPC
                    Inc. (formerly, Provident Financial Processing Corporation) dated April 8, 1991 is incorporated by reference to Exhibit
                    (8)(c) to Post-Effective

                    Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed on December 10, 1991.


             (b) Form of Amended Schedule B to the Accounting Services Agreement referred to at Exhibit (8)(a) above was electronically filed and is incorporated herein by reference as Exhibit (8)(b) to Post-Effective Amendment No. 28.


             (c) Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above are incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

             (d) Amended and Restated Transfer Agency Agreement between Registrant and Schwab dated June 5, 1995 is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

             (e) Schedule B to the Amended and Restated Transfer Agency Agreement dated June 5, 1995 is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

             (f) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 is incorporated by reference to Exhibit
                    (8)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on September 28, 1993.

             (g) Amended Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(f) is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995.


             (h) Form of Amended Schedules A and C to the Shareholder Service Agreement referred to at Exhibit (8)(g) above were electronically filed and are incorporated herein by reference as Exhibit (8)(h) to Post-Effective Amendment No. 28.


             (i) Custodian Services Agreement between Registrant and PNC Bank, N.A. (formerly, Provident National Bank) dated April 8, 1991 is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed on December 10, 1991.


             (j) Form of Amended Schedule A to the Custodian Services Agreement referred to at Exhibit (8)(i) above was electronically filed and incorporated herein by reference as Exhibit (8)(j) to Post-Effective Amendment No. 28.


             (k) Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(i) above are incorporated by reference to Exhibit (8)(i) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.


             (l) Form of Amended Schedules A and C to the Amended and Restated Transfer Agency Agreement referred to in Exhibit 8(d) above was electronically filed and is incorporated herein by reference as Exhibit (8)(l) to Post-Effective Amendment No. 28.


    (9)             Inapplicable.

    (10) Opinion and Consent of Ropes & Gray as to legality of the securities being registered is incorporated by reference to Registrant's Rule 24f-2 Notice, filed on February 19, 1997.

    (11)     (a)    Consent of Ropes & Gray was electronically filed and is
                    incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment No. 27.

             (b) Consent of Price Waterhouse LLP, Independent Accountants, was electronically filed and is incorporated herein by reference to Exhibit 11(a) to Post-Effective Amendment No. 27.

    (12)            Inapplicable.

    (13)     (a)    Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund is incorporated by reference to Exhibit (13)(a) to Post-Effective Amendment No.
                    5 to Registrant's Registration Statement on Form N-1A, filed on December 10, 1992.

             (b) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed on March 3, 1992.

             (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on December 1, 1993.

             (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated by reference to Exhibit (13)(d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995.

             (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

             (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

             (g) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(g) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.


             (h) Form of Purchase Agreement between Registrant and Schwab was electronically filed and is incorporated herein by reference as Exhibit (13)(h) to Post-Effective Amendment No. 28.


    (14)     (a)    Model Charles Schwab & Co., Inc. Individual Retirement Plan
                    is incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 14 to Registrant's Registration
                    Statement on Form N-

                    1A, filed on August 25, 1995.

             (b) Model Charles Schwab & Co., Inc. KEOGH Plan is incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.

    (15)            Inapplicable.

    (16)     (a)    Performance Calculations for Schwab Money Market Fund,
                    Schwab Government Money Fund, Schwab Municipal Money Fund,
                    Schwab California Municipal Money Fund and Schwab U.S.
                    Treasury Money Fund are incorporated by reference to Exhibit
                    (16) to Post-Effective Amendment No. 6 to Registrant's
                    Registration Statement on Form N-1A, filed on March 3, 1992.

             (b) Performance Calculations for Schwab Value Advantage Money Fund are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on August 7, 1992.

             (c) Performance Calculations for Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995.

             (d) Performance Calculations for Schwab New York Municipal Money Fund-Sweep Shares are incorporated by reference to Exhibit
                    (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.

    (17)     (a)    Financial Data Schedule for Schwab Money Market Fund was
                    electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (b) Financial Data Schedule for Schwab Government Money Fund was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (c) Financial Data Schedule for Schwab Municipal Money Fund-Sweep Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (d) Financial Data Schedule for Schwab Municipal Money Fund-Value Advantage Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (e) Financial Data Schedule for Schwab California Municipal Money Fund-Sweep Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (f) Financial Data Schedule for Schwab California Municipal Money Fund-Value Advantage Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (g) Financial Data Schedule for Schwab U.S. Treasury Money Fund was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (h)    Financial Data Schedule for Schwab Value Advantage Money
                    Fund-

                    Investor Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (i) Financial Data Schedule for Schwab Institutional Advantage Money Fund(R) was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (j) Financial Data Schedule for Schwab Retirement Money Fund(R) was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (k) Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

             (l) Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares was electronically filed and is incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 27.

    (18) Form of Amended and Restated Multiple Class Plan of Registrant is incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on February 21, 1997.

     Item 25.       Persons Controlled by or under Common Control with
                    Registrant.

                    Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


     Item 26.       Number of Holders of Securities.


                    As of October 6, 1997, the number of record holders of shares of beneficial interest for the series of Registrant was:



     Title of Class                                                Number of Record Holders
     --------------                                                ------------------------
     Schwab Money Market Fund                                      1 (for the benefit of 2,099,145)
     Schwab Government Money Fund                                  1 (for the benefit of 127,330)
     Schwab U.S. Treasury Money Fund                               1 (for the benefit of 65,490)
     Schwab Municipal Money Fund-Sweep Shares                      1 (for the benefit of 146,288)
     Schwab Municipal Money Fund-Value Advantage Shares            1 (for the benefit of 4,122)
     Schwab California Municipal Money Fund-Sweep Shares           1 (for the benefit of 58,031)
     Schwab California Municipal Money Fund-Value Advantage        1 (for the benefit of 3,312)
     Shares
     Schwab Value Advantage Money Fund-Investor Shares             1 (for the benefit of 121,741)
     Schwab Retirement Money Fund(R)                               1 (for the benefit of 954)
     Schwab Value Advantage Money Fund-Sweep Shares                0
     Schwab Institutional Advantage Money Fund(R)                  1 (for the benefit of 421)

     Schwab New York Municipal Money Fund-Sweep Shares             1 (for the benefit of 12,306)
     Schwab New York Municipal Money Fund-Value Advantage          1 (for the benefit of 665)
     Shares
     Schwab Government Cash Reserves Fund                          1 (for the benefit of  0)



     Item 27.      Indemnification.

                   Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

                   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


     Item 28.      Business and Other Connections of Investment Manager.

                   (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R) and Schwab Government Cash Reserves Fund captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, Schwab New York Municipal Money Fund-Value Advantage Shares and Schwab Government Cash Reserves Fund captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

                   Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity

Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.


           b) Each director and/or executive officer of Schwab and /or the Investment Manager is or has been engaged in no other business, profession, vocation or employment of a substantial nature during the past two fiscal years of his or her own account in the capacity of director, employee, partner or trustee except with the Investment Manager and its affiliates and as listed below.




Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Charles R. Schwab,              Charles Schwab & Co., Inc.           Chairman and Director
Chairman and Trustee

                                The Charles Schwab Corporation       Chairman, Chief Executive
                                                                     Officer and Director

                                Charles Schwab Investment            Chairman and Director
                                Management, Inc.

                                Charles Schwab Limited               Chairman, Chief Executive
                                                                     Officer

                                The Charles Schwab Trust Company     Chairman and Director

                                Mayer & Schweitzer, Inc.             Director and Chairman of
                                                                     Board of Directors

                                The Gap, Inc.                        Director

                                Transamerica Corporation             Director

                                AirTouch Communications              Director

                                Siebel Systems, Inc.                 Director

                                Performance Technologies, Inc.       Chairman and Director

                                TrustMark, Inc.                      Chairman and Director

                                Schwab Retirement Plan Services,     Chairman and Director
                                Inc.

Lawrence J. Stupski             Charles Schwab & Co., Inc.           Director until February 1995

                                The Charles Schwab Corporation       Vice Chairman and Director

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
                                The Charles Schwab Trust Company     Director until December 1996

David S. Pottruck               Charles Schwab & Co., Inc.           President, Chief Executive
                                                                     Officer and Director

                                The Charles Schwab Corporation       President, Chief Operating
                                                                     Officer and Director

                                Charles Schwab Investment            Director
                                Management, Inc.

                                Mayer & Schweitzer, Inc.             Director

                                Performance Technologies, Inc.       Director

                                TrustMark, Inc.                      Director

                                Schwab Retirement Plan Services,     Director
                                Inc.

                                Charles Schwab Limited               Director

                                Decibel                              Director

                                McKesson                             Director

Ronald W. Readmond              Charles Schwab & Co., Inc.           Vice Chairman - Ex Officio;
                                                                     Vice Chairman and Director
                                                                     until January 1996

                                The Charles Schwab Corporation       Executive Vice President
                                                                     until January 1996

                                Mayer & Schweitzer, Inc.             Director until January 1996

Parkash P. Ahuja                Charles Schwab & Co., Inc.           Senior Vice President

Robert J. Almeida               Charles Schwab & Co., Inc.           Senior Vice President

Rhet Andrews                    Charles Schwab & Co., Inc.           Senior Vice President

William S. Baughman             Charles Schwab & Co., Inc.           Senior Vice President until
                                                                     March 1997

Karen Chang                     Charles Schwab & Co., Inc.           Executive Vice President

Rochelle A. Bays                Charles Schwab & Co., Inc.           Senior Vice President

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Michelle B. Blieberg            Charles Schwab & Co., Inc.           Senior Vice President

John P. Coghlan                 Charles Schwab & Co., Inc.           Executive Vice President

                                The Charles Schwab Corporation       Executive Vice President

                                The Charles Schwab Trust Company     Director and Executive Vice
                                                                     President

                                TrustMark, Inc.                      Director

                                Performance Technologies, Inc.       Director

                                Schwab Retirement Plan Services,     Director
                                Inc.

Reid P. Conklin                 Charles Schwab & Co., Inc.           Senior Vice President

John Danton                     Charles Schwab & Co., Inc.           Senior Vice President

Martha J. Deevy                 Charles Schwab & Co., Inc.           Senior Vice President

Linnet Deily                    Charles Schwab & Co., Inc.           Executive Vice President

Evelyn S. Dilsaver              Charles Schwab & Co., Inc.           Senior Vice President

Sidney J. Dorr                  Charles Schwab & Co., Inc.           Senior Vice President

Carrie Dwyer                    Charles Schwab & Co., Inc.           Executive Vice President

Wayne W. Fieldsa                Charles Schwab & Co., Inc.           Senior Vice President

Edward V. Garlich, Jr.          Charles Schwab & Co., Inc.           Senior Vice President

Lon Gorman                      Charles Schwab & Co., Inc.           Executive Vice President and
                                                                     President

                                Mayer & Schweitzer, Inc.             Chairman, Chief Executive
                                                                     Officer and Director

Edward A. Greene                Charles Schwab & Co., Inc.           Senior Vice President

Therese Haberle                 Charles Schwab & Co., Inc.           Senior Vice President

James M. Hackley                Charles Schwab & Co., Inc.           Executive Vice President

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Gerry L. Hansen                 Charles Schwab & Co., Inc.           Senior Vice President and
                                                                     Controller

                                The Charles Schwab Corporation       Senior Vice President and
                                                                     Controller

Barbara Heinrich                Charles Schwab & Co., Inc.           Senior Vice President

Jan K. Hier-King                Charles Schwab & Co., Inc.           Senior Vice President

Colleen M. Hummer               Charles Schwab & Co., Inc.           Senior Vice President

Daniel J. Keller                Charles Schwab & Co., Inc.           Senior Vice President

Michael S. Knight               Charles Schwab & Co., Inc.           Senior Vice President

Gloria J. Lau                   Charles Schwab & Co., Inc.           Senior Vice President

Thomas N. Lawrie                Charles Schwab & Co., Inc.           Senior Vice President

Dawn G. Lepore                  Charles Schwab & Co., Inc.           Executive Vice President and
                                                                     Chief Information Officer

                                The Charles Schwab Corporation       Executive Vice President and
                                                                     Chief Information Officer

Daniel O. Leemon                The Charles Schwab Corporation       Executive Vice President and
                                                                     Chief Strategy Officer

                                Charles Schwab & Co., Inc.           Executive Vice President

James G. Losi                   Charles Schwab & Co., Inc.           Senior Vice President

Jeffrey M. Lyons                Charles Schwab & Co., Inc.           Senior Vice President

Susanne D. Lyons                Charles Schwab & Co., Inc.           Executive Vice President

Elinor MacKinnon                Charles Schwab & Co., Inc.           Senior Vice President

Frederick E. Matteson           Charles Schwab & Co., Inc.           Senior Vice President

Timothy F. McCarthy,            Charles Schwab Investment            Chief Executive Officer
Trustee and President           Management, Inc.

                                Charles Schwab & Co., Inc.           President and Chief
                                                                     Operating Officer

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
                                Charles Schwab. Limited              Vice Chairman; Chief
                                                                     Operating Officer; Director

                                The Charles Schwab Corporation       Executive Vice President

                                Mayer & Schweitzer                   Director

John McGonigle                  Charles Schwab & Co., Inc.           Senior Vice President

Peter  J. McIntosh              Charles Schwab & Co., Inc.           Executive Vice President

Roger G. Neaves                 Charles Schwab & Co., Inc.           Senior Vice President

Geoffrey Penney                 Charles Schwab & Co., Inc.           Senior Vice President

Kenneth W. Perlman              Charles Schwab & Co., Inc.           Senior Vice President

                                Mayer & Schweitzer, Inc.             Senior Vice President and
                                                                     General Counsel

Earlene Perry                   Charles Schwab & Co., Inc.           Senior Vice President

Hugo W. Quackenbush             Charles Schwab & Co., Inc.           Senior Vice President

                                The Charles Schwab Corporation       Senior Vice President

Edward M. Rodden                Charles Schwab & Co., Inc.           Senior Vice President

Kate Rohrbach                   Charles Schwab & Co., Inc.           Senior Vice President and
                                                                     Chief Communications Officer

Myra Rothfeld                   Charles Schwab & Co., Inc.           Senior Vice President

Louise J. Rothman               Charles Schwab & Co., Inc.           Senior Vice President

Gideon Sasson                   Charles Schwab & Co., Inc.           Senior Vice President

Elizabeth G. Sawi               Charles Schwab & Co., Inc.           Executive Vice President

                                The Charles Schwab Corporation       Executive Vice President

Steven L. Scheid                Charles Schwab & Co., Inc.           Executive Vice President,
                                                                     Director and Chief Financial
                                                                     Officer

                                The Charles Schwab Corporation       Executive Vice President and
                                                                     Chief Financial Officer

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
                                Charles Schwab Investment            Director and Chief Financial
                                Management, Inc.                     Officer

                                The Charles Schwab Trust Company     Chief Financial Officer

                                Schwab Retirement Plan               Director
                                Services, Inc.

                                TrustMark, Inc.                      Director

                                Charles Schwab Limited               Director and Finance Officer

                                Performance Technologies, Inc.       Director

                                Mayer & Schweitzer                   Director

Tom D. Seip                     Charles Schwab & Co., Inc.           Executive Vice President

                                The Charles Schwab Corporation       Executive Vice President

Arthur V. Shaw                  Charles Schwab & Co., Inc.           Senior Vice President

Leonard Short                   Charles Schwab & Co., Inc.           Senior Vice President

Betsy Snow                      Charles Schwab & Co., Inc.           Senior Vice President

Ray Straka                      Charles Schwab & Co., Inc.           Senior Vice President

Michelle Swenson                Charles Schwab & Co., Inc.           Senior Vice President

John N. Tognino                 Charles Schwab & Co., Inc.           Executive Vice President

                                The Charles Schwab Corporation       Executive Vice President

                                Mayer & Schweitzer, Inc.             Director and Vice Chairman
                                                                     until February 1996

Richard Tinervin                Charles Schwab & Co., Inc.           Executive Vice President

Mark Thompson                   Charles Schwab & Co., Inc.           Senior Vice President

Luis E. Valencia                Charles Schwab & Co., Inc.           Executive Vice President and
                                                                     Chief Administrative
                                                                     Officer; Executive Vice
                                                                     President until October 1996

                                The Charles Schwab Corporation       Executive Vice President and
                                                                     Chief Administrative Officer

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Daniel J. Voet                  Charles Schwab & Co., Inc.           Senior Vice President

Christopher V. Dodds            Charles Schwab & Co., Inc.           Treasurer and Senior Vice
                                                                     President

                                The Charles Schwab Corporation       Treasurer and Senior Vice
                                                                     President

                                Mayer & Schweitzer, Inc.             Treasurer

                                Schwab Retirement Plan Services,     Treasurer
                                Inc.
                                TrustMark, Inc.                      Treasurer

                                Performance Technologies, Inc.       Treasurer

William J. Klipp,               Charles Schwab & Co., Inc.           Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                                Charles Schwab Investment            President and Chief
                                Management, Inc.                     Operating Officer

Stephen B. Ward,                Charles Schwab Investment            Senior Vice President and
Senior Vice President and       Management, Inc.                     Chief Investment Officer
Chief Investment Officer

                                The Charles Schwab Trust Company     Chief Investment Officer

                                Charles Schwab & Co., Inc.           Senior Vice President and
                                                                     Chief Investment Officer -
                                                                     Portfolio Management

Frances Cole,                   Charles Schwab Investment            Senior Vice President, Chief
Secretary                       Management, Inc.                     Counsel, Chief Compliance
                                                                     Officer and Assistant
                                                                     Corporate Secretary

Tai-Chin Tung,                  Charles Schwab & Co., Inc.           Vice President-Finance
Treasurer and
Principal Financial Officer

                                Charles Schwab Investment            Vice President and Controller
                                Management, Inc.

                                Robertson Stephens Investment        Controller until 1996
                                Management, Inc.

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Cynthia K. Holbrook             The Charles Schwab Corporation       Assistant Corporate Secretary

                                Charles Schwab & Co., Inc.           Vice President and Assistant
                                                                     Corporate Secretary

                                Charles Schwab Investment            Corporate Secretary
                                Management, Inc.

                                The Charles Schwab Trust             Assistant Corporate Secretary
                                Company

                                Mayer & Schweitzer, Inc.             Corporate Secretary

                                Performance Technologies, Inc.       Assistant Corporate Secretary

                                Schwab Retirement Plan Services,     Assistant Corporate Secretary
                                Inc.

                                TrustMark, Inc.                      Assistant Corporate Secretary

Mary B. Templeton               Charles Schwab Investment            Assistant Corporate Secretary
                                Management, Inc.

                                The Charles Schwab Corporation       Senior Vice President,
                                                                     General Counsel and
                                                                     Corporate Secretary

                                Charles Schwab & Co., Inc.           Senior Vice President,
                                                                     General Counsel and
                                                                     Corporate Secretary

                                Mayer & Schweitzer, Inc.             Assistant Corporate Secretary

                                The Charles Schwab Trust             Assistant Corporate
                                Company                              Secretary until February 1996

                                TrustMark, Inc.                      Corporate Secretary

                                Schwab Retirement Plan Services,     Corporate Secretary
                                Inc.

                                Performance Technologies             Corporate Secretary

David H. Lui                    Charles Schwab Investment            Vice President and Senior
Assistant Secretary             Management, Inc.                     Counsel

Name and Position
 with Registrant                Name of Company                      Capacity
 ---------------                ---------------                      --------
Mathew M. O'Toole               Charles Schwab Investment            Corporate Counsel
Assistant Secretary             Management, Inc.

Karen L. Seaman                 Charles Schwab Investment            Corporate Counsel
Assistant Secretary             Management, Inc.



     Item 29.      Principal Underwriters.

                   (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                   (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                   (c)  Not applicable.


     Item 30.      Location of Accounts and Records.

                   All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).


     Item 31.      Management Services.

                   Not applicable.


     Item 32.      Undertakings.

                   (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

                   (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.


                   (c) Registrant undertakes to file a post-effective amendment using financial statements, which need not be certified, after the Fund's commencement of operations.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereto duly authorized, in the District of Columbia, on this 15th day of October, 1997.

                                             THE CHARLES SCHWAB FAMILY OF FUNDS
                                             Registrant

                                             Charles R. Schwab*
                                             ---------------------------
                                             Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 15th day of October, 1997.

Signature                           Title
---------                           -----

Charles R. Schwab*                  Chairman and Trustee
-------------------------------
Charles R. Schwab

Timothy F. McCarthy*                President and Trustee
-------------------------------
Timothy F. McCarthy

William J. Klipp*                   Executive Vice President,
-------------------------------     Chief Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*                  Trustee
-------------------------------
Donald F. Dorward

Robert G. Holmes*                   Trustee
-------------------------------
Robert G. Holmes

Donald R. Stephens*                 Trustee
-------------------------------
Donald R. Stephens

Michael W. Wilsey*                  Trustee
-------------------------------
Michael W. Wilsey

Tai-Chin Tung*                      Treasurer and Principal Financial Officer
-------------------------------
Tai-Chin Tung

*By:  /s/ Alan G. Priest
      -----------------------------------------
      Alan G. Priest, Attorney-in-Fact pursuant
      to Powers of Attorney filed previously

                                  EXHIBIT INDEX

EXHIBIT NO.                  EXHIBIT TITLE
5(a)                         Investment Advisory and Administration Agreement